OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Christopher M. Capano
Assistant Vice President

Eugene J. Glaser
Director

Elliot S. Jaffe
Director

Alden C. Olson, Ph.D.
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

INVESTMENT ADVISER
Zweig Advisors Inc.
900 Third Avenue
New York, New York 10022

FUND ADMINISTRATOR
Zweig/Glaser Advisers
900 Third Avenue
New York, New York 10022

CUSTODIAN
The Bank of New York
48 Wall Street
New York, New York 10015

TRANSFER AGENT
State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

  This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular or representation intend-ed for use in the purchase of shares of the Fund or any securities mentioned in this report.

4902-3Q-


  [LOGO OF THE ZWEIG FUND]


      QUARTERLY REPORT


     SEPTEMBER 30, 1997

                                                               October 16, 1997
Dear Shareholder:

  The Zweig Fund's net asset value increased 10.0% during the three months ended September 30, 1997, including the $0.30 distribution paid on July 25, 1997. During the same period, the Standard & Poor's 500 Index gained 7.5%, including dividends. Maintaining our risk-averse policy, the Fund's equity exposure during the third quarter averaged approximately 74%.

  For the nine months ended September 30, 1997, the Fund's net asset value increased 23.0%, including $0.87 in distributions. During this span, the S&P's 500 Index increased 29.6%, including dividends. Our average exposure for this period was 66%.

  I am pleased that we beat the market in the third quarter with significantly less than a fully invested position. With the broad market doing a lot better than the blue chips, our stock selection approach came back into favor. We pick liquid stocks with attractive values relative to their earnings growth which pay the highest dividends. These are the equities that showed the best performance last quarter.


                             DISTRIBUTION DECLARED

  On September 22, 1997, the Fund announced a distribution of $0.33 per share payable on October 27, 1997, to shareholders of record on October 10, 1997. Including this distribution, our total payout since the Fund's inception is now $12.25.


                                MARKET OUTLOOK

  At this writing we are about 90% invested--approximately 83% in stocks and 7% in bonds, a bullish position for us. We have increased our exposure primarily because the bond market is acting better and the inflation numbers, by and large, have behaved. The low interest rate environment has created a fairly decent atmosphere for bonds and that has helped stocks as well.

  On the economic outlook, I am slightly more concerned about deflation than inflation, but that is just a hunch. I think there is a chance that we will see moderate deflation, which would not be bad for stocks if earnings hold up. The risk is what would the economy have to do to get deflation. If it is going to take an earnings collapse and a recession, that certainly would not be bullish. There is also risk of inflation but with a lot of deflationary pressures around the world, I am more worried about deflation for the moment.

  The financial crisis in Southeast Asia is probably a plus for U.S. stocks if it doesn't lead to a world-wide recession. I call the crisis positive because it has bolstered the dollar. This helps our imports and hurts our exports. Because people abroad have to pay more in dollars to buy our goods, this serves as a damper on our economy and on the inflation numbers. While this is bad news for companies that get the bulk of their sales from overseas, the broad list of stocks depends primarily on domestic sales.

  Volatility in the stock market, which frightens a lot of people, has perked up recently and I went back to the computer to see if it is bullish or bearish. I found that generally you get the most volatility either late in a bear market or early in a bull market. For sure we are not late in a bear market--the last one was seven years ago. And we certainly are not early in the bull market. However, the market has gotten more volatile. A note of reassurance--historically, the market tends to do better during periods of high volatility but that is not always the case.

  I am keeping a watchful eye on valuation. With price/earnings ratios so high, it is as though the valuation rubber band is being stretched further and further. As long as it does not snap, everything remains fine. If inflation stays in check and earnings continue to grow, valuation alone should not be a serious problem.

  Among my key indicators, the monetary model is moderately bullish but the sentiment components are not so terrific. Although the sentiment indicators are below average, they are not extremely negative. Basically, sentiment is lower because the market rally has brought a return to some optimism. However it is not the kind of optimism that you generally see at the top. Because of recent market activity, my tape indicators are, of course, very solid.

  Summing up, I see the market positives as low inflation, generally satisfactory bond action, and the strong tape. The negatives would include valuation and the mixed sentiment indicators. Overall, I don't see these as any real problems.

  Right now the market looks O.K. to me but I don't think it necessarily will go straight up. Meanwhile, I am fairly bullish on at least the short-term outlook. As a defensive money manager, I will always be prepared to reduce our exposure if my indicators point to rising risk.


                             PORTFOLIO COMPOSITION

  The majority of our stocks are acquired or sold on the basis of a proprietary computer-driven model that is weighted toward a value approach with secondary emphasis on growth. Various criteria are used to evaluate and rank the most liquid stocks with the highest dividend yields.

  Although our holdings have grown because of appreciation and acquisitions to increase our exposure, the composition of our largest industry groups showed little change during the third quarter. Our leading sectors continue to in-clude oil, financial services, utilities, manufacturing, investment companies and metals.

  Our top individual positions include Ford, Sun, USX-Marathon, YPF S.A. (a leading Argentine oil and gas company), Bear Stearns, USX-US Steel, Telefonos de Mexico, Ashland, ARCO (Atlantic Richfield), RJR/Nabisco and Cummins Engine.

  ARCO is the only new position in the above listing. In this group we have increased our holdings in Ford, Sun, YPF S.A., Ashland, and Cummins Engine.

  In the financial services area, our performance benefited from the gains in Bear Stearns, PaineWebber, A.G. Edwards, and Salomon. This sector was strengthened by the pending merger of Travelers Group (which already owns Smith Barney) with Salomon, leading to the possibility of further takeovers in this field.

  The UPS strike was a plus for other trucking companies. Here we profited by higher prices for CNF Transportation and Caliber Systems. Caliber, which owns RPS, Viking Freight and Roberts Express, is a new addition to our portfolio. It is slated to be acquired by FedEx.

  Our holdings in the oil sector saw significant gains in Sun, YPF S.A., and USX-Marathon. During the quarter we reduced our positions in Telefonos de Mexico, Royal Dutch, and Chrysler.

  Our portfolio also includes a number of closed-end funds that are selling at significant discounts from their net asset values. When the market again places a premium on valuation, as it has done historically, discounts should narrow and more closely reflect the net asset values. This would enhance the profitability of these holdings.

                Sincerely,

                LOGO
                Martin E. Zweig, Ph.D.
                Chairman

                              THE ZWEIG FUND, INC.

                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
COMMON STOCKS                                     81.45%
AEROSPACE & DEFENSE                                0.79%
  Gencorp Inc. .........................................   31,800  $    904,312
  General Motors Corp., Class H.........................   67,600     4,470,050
                                                                   ------------
                                                                      5,374,362
                                                                   ------------
AUTOMOTIVE                                         4.49%
  Chrysler Corp. .......................................  167,200     6,155,050
  Ford Motor Co. .......................................  257,800    11,665,450
  General Motors Corp. .................................  118,700     7,945,481
  Volvo AB, ADR.........................................  175,100     4,968,463
                                                                   ------------
                                                                     30,734,444
                                                                   ------------
CHEMICALS                                          1.67%
  Albemarle Corp. ......................................   79,800     1,995,000
  Millenium Chemicals Inc. .............................   87,700     1,929,400
  Rohm & Haas Co. ......................................   63,800     6,120,813
  Wellman Inc. .........................................   58,600     1,358,787
                                                                   ------------
                                                                     11,404,000
                                                                   ------------
CONSUMER DURABLES                                  2.14%
  Cooper Tire & Rubber Co. .............................  193,500     5,139,844
  Goodyear Tire & Rubber Co. ...........................   56,700     3,898,125
  Huffy Corp. ..........................................   28,500       470,250
  Whirlpool Corp. ......................................   77,000     5,106,062
                                                                   ------------
                                                                     14,614,281
                                                                   ------------
CONTAINERS & PACKAGING                             0.10%
  Sea Containers Ltd., Class A..........................   25,200       715,050
                                                                   ------------
ELECTRONICS                                        0.55%
  Hitachi Ltd., ADR.....................................    2,900       255,744
  Philips Electronics N.V., ADR.........................   41,400     3,477,600
                                                                   ------------
                                                                      3,733,344
                                                                   ------------
FINANCIAL SERVICES                                10.97%
  A.G. Edwards, Inc. ...................................  123,100     6,324,263
  Bear, Stearns & Co., Inc. ............................  221,736     9,756,384
  Charter One Financial, Inc. ..........................   29,700     1,756,012
  CIGNA Corp. ..........................................   26,900     5,010,125
  Fremont General Corp. ................................   67,050     3,201,638
  GATX Corp. ...........................................   20,500     1,385,031
  H. F. Ahmanson & Co. .................................  136,600     7,760,588
  Lincoln National Corp. ...............................   63,500     4,421,187
  Old Republic International Corp. .....................   89,500     3,490,500
  Orion Capital Corp. ..................................   58,000     2,628,125
  PaineWebber Group Inc. ...............................  150,000     6,984,375
  PIMCO Advsors L.P. ...................................   47,600     1,496,425
  Providian Corp. ......................................  147,200     5,842,000

                              THE ZWEIG FUND, INC.

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
FINANCIAL SERVICES (CONTINUED)
  Ryder System, Inc. ...................................  150,800  $  5,419,375
  Salomon Inc. .........................................  102,200     7,684,162
  Selective Insurance Group, Inc. ......................   24,000     1,236,000
  St. Paul Bancorp. ....................................   26,700       667,500
                                                                   ------------
                                                                     75,063,690
                                                                   ------------
FOOD & BEVERAGE                                    0.52%
  Adolph Coors Co., Class B.............................   93,200     3,529,950
                                                                   ------------
HOME BUILDERS & MATERIALS                          0.55%
  Kaufman & Broad Home Corp. ...........................   98,600     2,138,388
  Lafarge Corp. ........................................   50,400     1,625,400
                                                                   ------------
                                                                      3,763,788
                                                                   ------------
INDUSTRIAL SERVICES                                0.40%
  Browning Ferris Industries Inc. ......................   30,700     1,168,519
  Ogden Corp. ..........................................   67,600     1,597,050
                                                                   ------------
                                                                      2,765,569
                                                                   ------------
INVESTMENT COMPANIES                               5.50%
  Argentina Fund, Inc. .................................   31,100       462,613
  Blackrock 2001 Term Trust, Inc. ......................   52,600       447,100
  Blackrock Strategic Term Trust, Inc. .................   52,600       437,237
  Brazil Fund, Inc. ....................................   59,500     1,666,000
  Central European Equity Fund, Inc. ...................   30,800       793,100
  Chile Fund, Inc. .....................................   61,400     1,561,862
  China Fund Inc. ......................................   47,700       849,656
  Clemente Global Growth Fund, Inc. ....................   23,400       245,700
  Emerging Markets Infrastructure Fund, Inc. ...........  133,800     1,856,475
  Emerging Markets Telecommunications Fund, Inc. .......   61,500     1,110,844
  Emerging Mexico Fund, Inc. ...........................   36,200       416,300
  Fidelity Advisor Emerging Asia Fund Inc. .............   57,500       697,187
  G.T. Global Developing Markets Fund, Inc. ............   27,800       545,575
  Gabelli Equity Trust, Inc. ...........................  149,500     1,625,813
  Gabelli Global Multimedia Trust Fund, Inc. ...........   97,100       831,419
  Greater China Fund, Inc. .............................   21,500       463,594
  Italy Fund, Inc. .....................................   16,200       169,088
  Mexico Fund, Inc. ....................................   89,800     2,054,175
  Morgan Stanley Asia-Pacific Fund, Inc. ...............  121,900     1,119,956
  Morgan Stanley Emerging Markets Fund, Inc. ...........  144,800     2,488,750
  New Germany Fund, Inc. ...............................  125,400     1,967,212
  Portgugal Fund, Inc. .................................   41,100       760,350
  R.O.C. Taiwan Fund....................................  106,300     1,288,888
  Royce Value Trust Inc. ...............................  144,155     2,342,519
  Scudder New Asia Fund Inc. ...........................   32,100       397,237
  Southern Africa Fund, Inc. ...........................   34,400       610,600
  Spain Fund Inc. ......................................   52,000       793,000

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------   ------------
INVESTMENT COMPANIES (CONTINUED)
  Swiss Helvetia Fund, Inc. ..........................   77,000     $  1,973,125
  Taiwan Fund Inc. ...................................   94,800        2,405,550
  Templeton China World Fund, Inc. ...................   91,300        1,238,256
  Templeton Dragon Fund, Inc. ........................  172,200        2,755,200
  Templeton Vietnam Opportunities Fund, Inc. .........   32,900          376,294
  Tri-Continental Corp. ..............................   30,700          899,894
                                                                    ------------
                                                                      37,650,569
                                                                    ------------
LEISURE                                          0.78%
  Brunswick Corp. ....................................   95,800(c)     3,376,950
  Royal Caribbean Cruises Ltd. .......................   44,300        1,938,125
                                                                    ------------
                                                                       5,315,075
                                                                    ------------
LODGING                                          0.12%
  Marcus Corp. .......................................   27,700          806,763
                                                                    ------------
MANUFACTURING                                    6.37%
  Borg-Warner Automotive, Inc. .......................   42,700        2,428,563
  Brown Group, Inc. ..................................   59,000        1,073,062
  Cummins Engine Company, Inc. .......................  110,400        8,618,100
  Dexter Corp. .......................................   36,700        1,470,294
  Excel Industries, Inc. .............................   38,500          767,594
  Herman Miller, Inc. ................................   92,600        4,954,100
  Johnson Controls, Inc. .............................   55,800        2,765,587
  PACCAR Inc. ........................................   77,800        4,356,800
  Simpson Industries, Inc. ...........................   43,000          497,187
  Standard Products Co. ..............................   46,300        1,218,269
  Stewart & Stevenson Services Inc. ..................   52,200        1,256,062
  Timken Co. .........................................  159,900        6,405,994
  Trinity Industries Inc. ............................  110,400        5,326,800
  TRW, Inc. ..........................................   44,300        2,430,963
                                                                    ------------
                                                                      43,569,375
                                                                    ------------
METALS & MINING                                  5.48%
  ASARCO, Inc. .......................................  225,100        7,203,200
  Birmingham Steel Corp. .............................   59,100        1,023,169
  British Steel Plc, ADR..............................  138,800        4,042,550
  Cleveland-Cliffs Inc. ..............................   14,700          641,287
  Cyprus Amax Minerals Co. ...........................  195,800        4,699,200
  Oregon Steel Mills, Inc. ...........................   90,600        2,457,525
  Phelps Dodge Corp. .................................  104,400        8,104,050
  USX-U.S. Steel Group................................  266,700        9,267,825
                                                                    ------------
                                                                      37,438,806
                                                                    ------------
OIL & OIL SERVICES                              12.02%
  Ashland Inc. .......................................  162,600        8,841,375
  Atlantic Richfield Co. .............................  103,000        8,800,062
  Elf Aquitaine S.A., ADR.............................   97,700        6,515,369

                              THE ZWEIG FUND, INC.

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                       NUMBER OF
                                                        SHARES        VALUE
                                                       ---------   ------------
OIL & OIL SERVICES (CONTINUED)
  Equitable Resources Inc. ...........................   12,300    $    387,450
  Helmerich & Payne, Inc. ............................   49,400       3,952,000
  Murphy Oil Corp. ...................................   56,900       3,250,413
  Occidental Petroleum Corp. .........................  137,400       3,563,812
  Pennzoil Co. .......................................   89,400       7,124,063
  Quaker State Corp. .................................   84,400       1,440,075
  Royal Dutch Petroleum Co., ADR......................  135,200       7,503,600
  Sun Company, Inc. ..................................  243,700      10,677,106
  USX-Marathon Group..................................  271,700      10,103,844
  YPF Sociedad Anonima, ADR...........................  270,800       9,985,750
                                                                   ------------
                                                                     82,144,919
                                                                   ------------
PAPER & FOREST PRODUCTS                          2.94%
  Bowater Inc. .......................................  123,200       6,283,200
  Fort James Corp. of Virginia........................  179,400       8,218,762
  International Paper Co. ............................   54,700       3,011,919
  Pope & Talbot, Inc. ................................   35,200         745,800
  Westvaco Corp. .....................................   50,950       1,837,384
                                                                   ------------
                                                                     20,097,065
                                                                   ------------
RETAIL TRADE & SERVICES                          2.73%
  American Stores Co. ................................  122,800       2,993,250
  Dayton Hudson Corp. ................................  104,100       6,239,494
  Heilig-Meyers Co. ..................................   58,000         891,750
  Ross Stores Inc. ...................................   74,600       2,545,725
  Shopko Stores Inc. .................................   68,400       1,778,400
  Supervalu Inc. .....................................  106,500       4,180,125
                                                                   ------------
                                                                     18,628,744
                                                                   ------------
TECHNOLOGY                                       3.59%
  Applied Materials Inc. .............................   20,800(a)    1,981,200
  Dell Computer Corp. ................................   72,000(a)    6,975,000
  Digital Equipment Corp. ............................   57,600(a)    2,494,800
  Harris Corp. .......................................   81,600       3,733,200
  Intel Corp. ........................................   45,600       4,209,450
  Microsoft Corp. ....................................   38,700(a)    5,120,494
                                                                   ------------
                                                                     24,514,144
                                                                   ------------
TELECOMMUNICATIONS                               4.25%
  BCE Inc. ...........................................   79,000       2,360,125
  Comsat Corp. .......................................  137,100       3,264,694
  Telecomunicacoes Brasileiras S.A. ..................   41,800       5,381,750
  Telefonica de Espana S.A., ADR......................   90,500       8,518,312
  Telefonos de Mexico S.A., ADR.......................  184,400       9,542,700
                                                                   ------------
                                                                     29,067,581
                                                                   ------------

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
TOBACCO                                            1.43%
  RJR Nabisco Holdings Corp. ...........................  255,900  $  8,796,562
  Universal Corp. of Virginia...........................   26,200       949,750
                                                                   ------------
                                                                      9,746,312
                                                                   ------------
TRANSPORTATION                                     3.84%
  British Airways Plc, ADR..............................   18,600     2,032,050
  Caliber System, Inc. .................................  138,300     7,502,775
  Canadian Pacific Ltd. ................................  210,000     6,208,125
  CNF Transportation, Inc. .............................  143,300     6,242,506
  CSX Corp. ............................................   28,700     1,678,950
  KLM Royal Dutch Airlines N.V., ADR....................   51,933     1,781,951
  Rollins Truck Leasing Corp. ..........................   46,200       788,288
                                                                   ------------
                                                                     26,234,645
                                                                   ------------
UTILITIES--ELECTRIC & NATURAL GAS                 10.22%
  American Electric Power Co., Inc. ....................   93,000     4,231,500
  Columbia Gas System, Inc. ............................    4,600       322,000
  CMS Energy Corp. .....................................  144,600     5,350,200
  DQE Inc. .............................................   85,950     2,900,813
  DTE Energy Co. .......................................   72,400     2,203,675
  Edison International..................................  268,400     6,777,100
  FPL Inc. .............................................   84,300     4,320,375
  GPU, Inc. ............................................  222,100     7,967,837
  Illinova Corp. .......................................  100,400     2,164,875
  New York State Electric & Gas Corp. ..................  228,000     6,127,500
  Ohio Edison Co. ......................................   99,700     2,336,719
  Pacific Enterprises...................................   61,300     2,076,538
  PacifiCorp. ..........................................   92,500     2,069,687
  Pinnacle West Capital Corp. ..........................  141,900     4,771,388
  Public Service Co. of New Mexico......................   89,500     1,728,469
  Sierra Pacific Resources Inc. ........................   59,800     1,917,337
  Transcanada Pipelines Ltd. ...........................  101,500     1,966,562
  United Illuminating Co. ..............................   29,300     1,067,619
  UtiliCorp United Inc. ................................   88,100     2,654,012
  Valero Energy Corp. ..................................  124,500     4,085,156
  Western Resources Inc. ...............................   81,600     2,799,900
                                                                   ------------
                                                                     69,839,262
                                                                   ------------
    TOTAL COMMON STOCKS.................................            556,751,738
                                                                   ------------

                              THE ZWEIG FUND, INC.

                      STATEMENT OF NET ASSETS--(CONCLUDED)
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                  ----------------  ------------
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS                                6.37%
  Federal National Mortgage Association, 6.85%,
   4/5/2004......................................   $ 2,765,000     $  2,848,318
  United States Treasury Bonds, 10.750%,
   5/15/2003.....................................     4,000,000        4,883,748
  United States Treasury Bonds, 7.25%, 8/15/2022.     1,600,000        1,749,000
  United States Treasury Bonds, 7.50%,
   11/15/2024....................................    17,600,000       19,882,491
  United States Treasury Notes, 6.875%,
   5/15/2006.....................................    11,900,000       12,446,650
  United States Treasury Notes, 6.50%,                                 1,736,656
   10/15/2006....................................     1,700,000     ------------
    Total United States Government & Agency                           43,546,863
     Obligations.................................                   ------------
SHORT-TERM INVESTMENTS                     11.82%
  Ford Motor Credit Co., 5.55%, 10/02/97.........    19,100,000       19,097,055
  Goldman, Sachs & Co., 5.58%, 10/02/97..........    16,700,000       16,697,412
  PepsiCo, Inc., 5.50%, 10/03/97.................    30,000,000       29,990,833
  Sara Lee Corp., 6.30%, 10/01/97................    15,000,000       15,000,000
                                                                    ------------
    TOTAL SHORT-TERM INVESTMENTS.................                     80,785,300
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES..................         99.64%     681,083,901
CASH AND OTHER ASSETS LESS LIABILITIES...........           .36        2,493,747
                                                    -----------     ------------
NET ASSETS (Equivalent to $13.06 per share based
 on 52,327,313 shares of capital stock outstand-            100%    $683,577,648
 ing)............................................   ===========     ============
                                                     NUMBER OF
                                                  SHARES/CONTRACTS
                                                  ----------------
SECURITIES SOLD SHORT
  Brunswick Corp. ...............................        95,800(c)  $  3,376,950
  Goodyear Tire & Rubber Co. ....................        56,700(c)     3,898,125
  Helig-Myers Co. ...............................        58,000(c)       891,750
  International Paper Co. .......................        54,700(c)     3,011,919
  Pennzoil Co. ..................................        46,400(c)     3,697,500
  Royal Dutch Petroleum Co., ADR.................       135,200(c)     7,503,600
  Telefonica de Espana S.A., ADR.................        14,300(c)     1,345,987
  Telefonos de Mexico S.A., ADR..................        59,800(c)     3,094,650
  Webs Hong Kong.................................       184,600        2,872,838
                                                                    ------------
    TOTAL SECURITIES SOLD SHORT                                       29,693,319
     (Proceeds $28,685,571)......................                   ------------
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS
  Standard and Poor's 500 December 1997 Long                        $  1,098,200
   futures.......................................            76(b)  ============

--------
(a) Non-income producing security.
(b) The market value of the long futures was $36,274,800 (representing 5.31% of the Fund's net assets) with a cost of $35,176,600.
(c) Short against the box.

                              THE ZWEIG FUND, INC.

                              FINANCIAL HIGHLIGHTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                               NET ASSET VALUE
                                        TOTAL NET ASSETS          PER SHARE
                                    -------------------------- ----------------
NET ASSET VALUE
 Beginning of period: December 31,
  1996.............................               $589,080,510          $ 11.45
  Net investment income............ $ 12,526,818               $  0.24
  Net realized and unrealized gains
   on investments..................  116,676,090                  2.24
  Dividends from net investment
   income and distributions from
   net long-term and short-term
   capital gains...................  (44,892,791)                (0.87)
  Net asset value of shares issued
   to shareholders for reinvestment
   of dividends and distributions..   10,187,021                   --
                                    ------------               -------
   Net increase in net assets/net
    asset value....................                 94,497,138             1.61
                                                  ------------          -------
 End of period: September 30, 1997.               $683,577,648          $ 13.06
                                                  ============          =======

KEY INFORMATION

1-800-272-2700  ZWEIG SHAREHOLDER RELATIONS:
                For general information and literature

(212) 644-2188  THE ZWEIG FUND HOT LINE:
                For updates on net
                asset value, share
                price, major industry
                groups and other key
                information



                               REINVESTMENT PLAN

   Many of you have questions
 about the reinvestment plan. We
 urge shareholders who want to
 take advantage of this plan and
 whose shares are held in "Street
 Name" to consult your broker as
 soon as possible to determine if
 you must change registration in-
 to your own name to participate.


                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount of 10% or more from their net asset value.